Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of Leasing Activity	The components of our operating lease costs for the years ended December 31, 2020 and 2019 were as follows:

	Year Ended December 31,
Dollars in millions	2020	2019
Operating lease cost	$50	$54
Short-term lease cost	112	121
Total lease cost	$162	$175
Additional information related to leases was as follows:

	December 31,	December 31,
Dollars in millions	2020	2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$61	$56
Operating cash flows from financing leases	$11	$6
Right-of-use assets obtained in exchange for new operating lease liabilities	$62	$20
Right-of-use assets obtained in exchange for new finance lease liabilities	$34	$13
Weighted-average remaining lease term-operating (in years)	6 years	8 years
Weighted-average remaining lease term-finance (in years)	3 years	3 years
Weighted-average discount rate-operating leases	6.8%	7.6%
Weighted-average discount rate-finance leases	4.7%	5.6%

Schedule of Lease Maturity
The following is a maturity analysis of the future undiscounted cash flows associated with our lease liabilities as of December 31, 2020:

	Year
Dollars in millions	2021	2022	2023	2024	2025	Thereafter	Total
Future payments - operating leases	$56	$48	$42	$32	$27	$86	$291
Future payments - finance leases	12	8	3	2	—	—	25
Total future payments - all leases	$68	$56	$45	$34	$27	$86	$316

Dollars in millions	Operating Leases	Finance Leases	Total
Total future payments	$291	$25	$316
Less imputed interest	(61)	(2)	(63)
Present value of future lease payments	$230	$23	$253
Less current portion of lease obligations	(44)	(11)	(55)
Noncurrent portion of lease obligations	$186	$12	$198